Reconciliation of financial statements to Form 5500 (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefit payments per the financial statements	$ 75,603,821	$ 79,865,976
Reserves for defaulted loans
As of December 31, 2025	(75,000)
As of December 31, 2024	175,000
Corrective distributions	(40,640)
Benefit payments per Form 5500	$ 75,663,181